LIBERTY STREET HORIZON FUND
A series of the Investment Managers Series Trust

Supplement Dated December 16, 2013
To the Prospectus and Statement of Additional Information Dated September 1, 2013

Please file this Supplement with your records.

Effective January 1, 2014, the following replaces the section entitled “Fees and Expenses of the Fund” in the Fund’s Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund.  More information about these fees and other discounts is available from your financial professional and in the section titled “Reduced Sales Charges – A Shares” on page 25 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)	A Shares	C Shares	Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%(1)	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	1.00%(2)	1.00%(3)	None
Wire fee	$20	$20	$20
Overnight check delivery fee for weekday	$15	$15	$15
Retirement account fees (annual maintenance fee)	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%	1.00%
Distribution and service (Rule 12b-1) fees	0.25%	1.00%	None
Other expenses (includes shareholder service fee of up to 0.15%)	0.86%	0.86%	0.86%
Total annual fund operating expenses	2.11%	2.86%	1.86%
Fee waiver and/or expense reimbursements (4)	(0.61%)	(0.61%)	(0.61%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements (4)	1.50%	2.25%	1.25%

1	No initial sales charge is applied to purchases of $1 million or more.

2	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.

3	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

4
The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable,  taxes, interest, portfolio transaction expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization  and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of the  average daily net assets of the A Shares, C Shares and Institutional Shares, respectively.  This agreement is in effect until August 31, 2014, and may be terminated before that date only by the Trust’s Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of previously waived fees or expenses reimbursed to the Fund for three years from the date such fees were waived or expenses were reimbursed.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividend and capital gains are reinvested, and that the Fund’s operating expenses (assuming fee waivers in each period) remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
A Shares	$719	$1,049	$1,502	$2,755
C Shares	$328	$828	$1,455	$3,142
Institutional Shares	$127	$526	$949	$2,130

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
A Shares	$619	$1,049	$1,502	$2,755
C Shares	$228	$828	$1,455	$3,142
Institutional Shares	$127	$526	$949	$2,130

Effective January 1, 2014, the following paragraphs replace the sections titled “Rule 12b-1 Distribution Fees”, “Shareholder Servicing Fee” and “Additional Payments to Broker-Dealers and Other Financial Intermediaries” in the Fund’s Prospectus:

Rule 12b-1 Distribution Fees

The Trust has adopted a plan pursuant to Rule 12b-1 of the 1940 Act (the “12b-1 Plan”), which allows the Fund to pay distribution fees for the sale and distribution of its Class A Shares and Class C Shares.  The plan provides for the payment of distribution and/or administrative service fees at an annual rate of the average daily net assets attributable to Class A and Class C Shares. Since these fees are paid out of the Fund’s assets attributable to Class A and Class C Shares, these fees will increase the cost of your investment and, over time, may cost you more than paying other types of sales charges. The net income attributable to Class A and Class C Shares will be reduced by the amount of distribution fees and other expenses of the Fund associated with that class of shares.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares.  For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares.  The Distributor may pay any or all amounts received under the Plan to other persons for any distribution or administrative services provided by such persons to the Fund.

To promote the sale of the Fund’s Class C Shares, the Distributor may pay broker-dealers up to 1.00% of the amount invested by their clients in the Class C Shares of the Fund at the time the Shares are purchased (which includes prepayment of the first year's 0.25% administrative service fee).   These up-front payments to broker-dealers are financed solely by the Advisor and are not financed by investors or the Fund.  The Distributor receives and can pay as reimbursement to the Advisor all of the distribution and administrative service fees with respect to such shares.  During the first 12 months, the Advisor may retain the full 1.00% distribution and administrative service fee to recoup the up-front payment advanced at the time of purchase.  After the Distributor has reimbursed the Advisor for the amounts that the Advisor has financed, the broker-dealers will receive from the Distributor the ongoing distribution and administrative service fees associated with their clients’ investments.

To assist investors in comparing classes of shares, the table under the Prospectus heading “Fees and Expenses of the Fund” provides a summary of expenses and an example of the sales charges and expenses of the Fund applicable to each class of shares offered in this Prospectus.

Institutional Class shares are not subject to any distribution fees under the Plan.

Shareholder Servicing Fee

The Fund may pay a fee at an annual rate of up to 0.15% of its average daily net assets to shareholder servicing agents.  Shareholder servicing agents provide administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Fund on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services.

Additional Payments to Broker-Dealers and Other Financial Intermediaries

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments to broker-dealers or intermediaries that sell shares of the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  The Advisor may pay cash compensation for inclusion of the Fund on a sales list, including a preferred or select sales list, or in other sales programs, or may pay an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Effective January 1, 2014, the following paragraph replaces the first paragraph in the section titled “Rule 12b-1 Plan” in the Fund’s Statement of Additional Information:

Rule 12b-1 Plan

The Trust, on behalf of the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) under which the Fund is authorized to pay to the Distributor or any other entity approved by the Board (collectively, “Payees”) as compensation for the distribution-related and/or administrative services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of A Shares of the Fund and an aggregate fee equal to 1.00% of the average daily net assets of C Shares of the Fund. The Payees may pay any or all amounts received under the 12b-1 Plan to other persons for any distribution or administrative service activity conducted on behalf of the Fund. The plan is a core component of the ongoing distribution of A Shares and C Shares. With regard to A and C Shares, up to 0.25% of average daily net assets can be used to pay for administrative services.  The 12b-1 Plan provides for reimbursement to the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A and Class C shares.

Effective January 1, 2014, the following paragraph replaces the section titled “Shareholder Servicing Plan” in the Fund’s Statement of Additional Information:

Shareholder Service Plan
The Board has adopted, on behalf of the Fund, a Shareholder Service Plan (the “Service Plan”) under which the Advisor will provide or arrange for others (such as banks, trust companies, broker-dealers or other financial intermediaries (each, a “Service Organization”)) to provide certain specified shareholder services. As compensation for the provision of shareholder services, the Fund will pay a monthly fee at an annual rate of up to 0.15% of the average daily net asset value of shares owned by clients with whom a Service Organization or the Advisor has a service relationship.  The Fund may pay fees under the Shareholder Service Plan to the Advisor as compensation for providing shareholder services or as reimbursement for arranging for the provision of shareholder services by Service Organizations.  Payments by the Fund under the Shareholder Service Plan may be in addition to any amounts a Service Organization may receive as compensation for distribution or administrative servicing of shares pursuant to the 12b-1 Plan.

LIBERTY STREET HORIZON FUND
A series of the Investment Managers Series Trust

Supplement Dated December 16, 2013
To the Summary Prospectus Dated September 3, 2013

Please file this Supplement with your records.

Effective January 1, 2014, the following replaces the section entitled “Fees and Expenses of the Fund” in the Fund’s Summary Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund.  More information about these fees and other discounts is available from your financial professional and in the section titled “Reduced Sales Charges – A Shares” on page 25 of the Fund’s statutory prospectus.

Shareholder Fees (fees paid directly from your investment)	A Shares	C Shares	Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%(1)	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	1.00%(2)	1.00%(3)	None
Wire fee	$20	$20	$20
Overnight check delivery fee for weekday	$15	$15	$15
Retirement account fees (annual maintenance fee)	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%	1.00%
Distribution and service (Rule 12b-1) fees	0.25%	1.00%	None
Other expenses (includes shareholder service fee of up to 0.15%)	0.86%	0.86%	0.86%
Total annual fund operating expenses	2.11%	2.86%	1.86%
Fee waiver and/or expense reimbursements (4)	(0.61%)	(0.61%)	(0.61%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements (4)	1.50%	2.25%	1.25%

1	No initial sales charge is applied to purchases of $1 million or more.

2	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.

3	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

4
The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable,  taxes, interest, portfolio transaction expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization  and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of the  average daily net assets of the A Shares, C Shares and Institutional Shares, respectively.  This agreement is in effect until August 31, 2014, and may be terminated before that date only by the Trust’s Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of previously waived fees or expenses reimbursed to the Fund for three years from the date such fees were waived or expenses were reimbursed.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividend and capital gains are reinvested, and that the Fund’s operating expenses (assuming fee waivers in each period) remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
A Shares	$719	$1,049	$1,502	$2,755
C Shares	$328	$828	$1,455	$3,142
Institutional Shares	$127	$526	$949	$2,130

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
A Shares	$619	$1,049	$1,502	$2,755
C Shares	$228	$828	$1,455	$3,142
Institutional Shares	$127	$526	$949	$2,130